Borrowings - Financing VIEs (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Securities Financing Transaction [Line Items]
Short-term borrowings	$ 13,795	$ 19,856
Long-term borrowings	136,648	152,401
Total	150,443	172,257
Cash	3,650	5,011
Other assets	7,287	8,273
Assets and Liabilities of Consolidated Variable Interest Entities [Member]
Securities Financing Transaction [Line Items]
Short-term borrowings	3,655	9,551
Long-term borrowings	115,538	131,518
Total	119,193	141,069
Loans	124,784	147,131
Cash	3,395	4,826
Other assets	2,322	2,312
Total Carrying Amount of Assets Securing Debt Outstanding	130,501	154,269
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | FFELP Loan Securitizations [Member]
Securities Financing Transaction [Line Items]
Long-term borrowings	90,756	105,525
Total	90,756	105,525
Loans	91,535	107,009
Cash	2,913	3,652
Other assets	683	608
Total Carrying Amount of Assets Securing Debt Outstanding	95,131	111,269
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | Private Education Loan Securitizations [Member]
Securities Financing Transaction [Line Items]
Long-term borrowings	18,835	19,656
Total	18,835	19,656
Loans	23,947	24,618
Cash	338	385
Other assets	540	545
Total Carrying Amount of Assets Securing Debt Outstanding	24,825	25,548
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | FFELP Loans - Other Facilities [Member]
Securities Financing Transaction [Line Items]
Short-term borrowings	3,655	9,551
Long-term borrowings	3,791	4,154
Total	7,446	13,705
Loans	7,719	14,050
Cash	128	487
Other assets	91	197
Total Carrying Amount of Assets Securing Debt Outstanding	7,938	14,734
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | Private Education Loans - Other Facilities [Member]
Securities Financing Transaction [Line Items]
Long-term borrowings	843	1,070
Total	843	1,070
Loans	1,583	1,454
Cash	16	302
Other assets	30	33
Total Carrying Amount of Assets Securing Debt Outstanding	1,629	1,789
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | Total Before Hedge Accounting Adjustments [Member]
Securities Financing Transaction [Line Items]
Short-term borrowings	3,655	9,551
Long-term borrowings	114,225	130,405
Total	117,880	139,956
Loans	124,784	147,131
Cash	3,395	4,826
Other assets	1,344	1,383
Total Carrying Amount of Assets Securing Debt Outstanding	129,523	153,340
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | Hedge Accounting Adjustments [Member]
Securities Financing Transaction [Line Items]
Long-term borrowings	1,313	1,113
Total	1,313	1,113
Other assets	978	929
Total Carrying Amount of Assets Securing Debt Outstanding	$ 978	$ 929